Stockholders' Deficiency - Schedule of Stock Warrant (Details) - $ / shares	Jun. 30, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	5,852,952	3,483,403
Warrants Exercisable, Weighted Average Remaining Life In Years	2 years 3 months 19 days	2 years 1 month 6 days
Warrants Exercisable, Exercisable Number of Warrants	5,852,952	3,483,403
Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	2,456,111	844,444
Warrants Exercisable, Weighted Average Remaining Life In Years	3 years	1 year
Warrants Exercisable, Exercisable Number of Warrants	2,456,111	844,444
Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	844,444	75,000
Warrants Exercisable, Weighted Average Remaining Life In Years	6 months	4 years 9 months 18 days
Warrants Exercisable, Exercisable Number of Warrants	844,444	75,000
Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	75,000	70,000
Warrants Exercisable, Weighted Average Remaining Life In Years	4 years 3 months 19 days	4 years 6 months
Warrants Exercisable, Exercisable Number of Warrants	75,000	70,000
Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	70,000	2,179,635
Warrants Exercisable, Weighted Average Remaining Life In Years	4 years	2 years 4 months 24 days
Warrants Exercisable, Exercisable Number of Warrants	70,000	2,179,635
Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	2,102,135	195,989
Warrants Exercisable, Weighted Average Remaining Life In Years	2 years	2 years 6 months
Warrants Exercisable, Exercisable Number of Warrants	2,102,135	195,989
Exercise Price Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	195,989	40,000
Warrants Exercisable, Weighted Average Remaining Life In Years	2 years	1 year 7 months 6 days
Warrants Exercisable, Exercisable Number of Warrants	195,989	40,000
Exercise Price Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	40,000	2,500
Warrants Exercisable, Weighted Average Remaining Life In Years	1 year 1 month 6 days	10 months 25 days
Warrants Exercisable, Exercisable Number of Warrants	40,000	2,500
Exercise Price Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	2,500	40,400
Warrants Exercisable, Weighted Average Remaining Life In Years	4 months 24 days	1 year 2 months 12 days
Warrants Exercisable, Exercisable Number of Warrants	2,500	40,400
Exercise Price Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	66,773	35,435
Warrants Exercisable, Weighted Average Remaining Life In Years	7 months 6 days	8 months 12 days
Warrants Exercisable, Exercisable Number of Warrants	66,773	35,435
Minimum [Member] | Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	$ 0.56	$ 1.50
Minimum [Member] | Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	1.00	2.00
Minimum [Member] | Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	2.00	3.00
Minimum [Member] | Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	3.00	4.00
Minimum [Member] | Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	4.00	5.00
Minimum [Member] | Exercise Price Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	5.00	6.00
Minimum [Member] | Exercise Price Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	6.00	8.00
Minimum [Member] | Exercise Price Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	8.00	10.00
Minimum [Member] | Exercise Price Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	10.00	15.00
Maximum [Member] | Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	0.99	1.99
Maximum [Member] | Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	1.99	2.99
Maximum [Member] | Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	2.99	3.99
Maximum [Member] | Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	3.99	4.99
Maximum [Member] | Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	4.99	5.99
Maximum [Member] | Exercise Price Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	5.99	7.99
Maximum [Member] | Exercise Price Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	7.99	9.99
Maximum [Member] | Exercise Price Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	9.99	14.99
Maximum [Member] | Exercise Price Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	$ 15.00	$ 19.99